Accrued Expenses (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Payroll and employee related expenses	$1,701	$4,390
Accrued patent fees	1,177	472
Accrued external research and development costs	2,614	4,896
Accrued professional and consulting services	3,055	4,331
Other	380	644
Accrued expenses	$8,927	$14,733
Accrued Expenses
Accrued expenses consist of the following (in thousands):

	December 31,
	2023	2022
Payroll and employee related expenses	$4,390	$4,242
Accrued patent fees	472	696
Accrued external research and development costs	4,896	7,274
Accrued professional and consulting services	4,331	985
Accrued interest	—	222
Other	644	665
Accrued expenses	$14,733	$14,084